OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
September 30, 2022
Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount (000s)(a)	Value (a)
CORPORATE CREDIT - 58.5%
Senior Loans (Syndicated) - 26.6% (b) (v)
Aerospace & Defense - 1.1%
AI Convoy Luxembourg Sarl, First Lien Tranche B Term Loan	LUX	6M EUR L + 3.50%	3.50%	01/18/27	€ 240	$219,334
Cobham Ultra US Company Borrower LLC, First Lien Tranche B Term Loan	USA	1M US L + 3.75%	4.25%	11/16/28	1,000	960,835
WP CPP Holdings LLC, First Lien Tranche B Term Loan	USA	3M US L + 3.75%	4.75%	04/30/25	496	445,847
Total Aerospace & Defense						1,626,016
Airlines - 0.4%
Mileage Plus Holdings LLC, First Lien Tranche B Term Loan	USA	3M US L + 5.25%	8.78%	07/30/27	192	193,237
United Airlines, Inc., First Lien Tranche B Term Loan	USA	3M US L + 3.75%	6.53%	04/21/28	497	476,925
Total Airlines						670,162
Beverages - 0.8%
Pegasus Bidco BV, First Lien Tranche B Term Loan	NLD	1M SOFR + 4.25%	6.96%	04/20/29	500	479,165
Triton Water Holdings, Inc., First Lien Tranche B Term Loan	USA	3M US L + 3.50%	5.75%	03/31/28	744	671,682
Total Beverages						1,150,847
Biotechnology - 0.2%
Curium Bidco Sarl, First Lien Tranche B Term Loan	LUX	3M US L + 4.25%	6.50%	12/02/27	249	237,218
Building Products - 0.2%
Timber Servicios Empresariales SA, First Lien Tranche B Term Loan	ESP	1M EUR L + 4.75%	4.75%	02/19/29	€ 300	240,480
Chemicals - 0.4%
INEOS Enterprises Holdings II Ltd., First Lien Tranche B Term Loan	GBR	3M EUR L + 3.25%	3.25%	08/28/26	€ 250	225,908
INEOS Finance PLC, First Lien Tranche B Term Loan	LUX	3M EUR L + 2.00%	2.50%	04/01/24	€ 247	234,612
INEOS Quattro, First Lien Tranche B Term Loan	GBR	1M EUR L + 2.75%	2.87%	01/29/26	€ 250	220,102
Total Chemicals						680,622
Commercial Services & Supplies - 3.0%
Access CIG LLC, First Lien Term Loan	USA	3M US L + 3.75%	6.82%	02/27/25	992	952,552
Freshworld Holding III GMBH (l)	DEU	3M EUR L + 3.25%	3.75%	10/02/26	€ 250	229,392
Allied Universal Holdco LLC, First Lien Tranche B Term Loan	USA	1M US L + 3.75%	6.87%	05/12/28	990	873,056
Broom Holdings Bidco Ltd., First Lien Tranche B Term Loan	IRL	3M EUR L + 3.75%	3.75%	08/24/28	€ 250	226,636
Filtration Group Corp., First Lien Tranche B Term Loan	USA	1M EUR L + 3.50%	3.50%	03/31/25	€ 247	232,641
Garda World Security Corp., First Lien Tranche B Term Loan	CAN	1M US L + 4.25%	7.24%	10/30/26	1,000	943,595
PECF USS Intermediate Holding III Corp., First Lien Tranche B Term Loan	USA	1M US L + 4.25%	6.77%	11/30/28	910	779,565
Total Commercial Services & Supplies						4,237,437
Communications Equipment - 0.3%
Sorenson Communications LLC, First Lien Tranche B Term Loan	USA	3M US L + 5.50%	7.75%	03/17/26	472	453,926
Construction & Engineering - 1.4%
ADB Companies LLC, First Lien Term Loan (f)	USA	3M US L + 6.25%	8.30%	12/18/25	1,307	1,284,750
Tiger Acquisition LLC, First Lien Tranche B Term Loan	USA	1M US L + 3.25%	5.77%	06/01/28	746	693,820
Total Construction & Engineering						1,978,570
Construction Materials - 0.3%
Hunter Douglas, Inc., First Lien Tranche B Term Loan	NLD	3M SOFR + 3.50%	6.34%	02/09/29	460	380,880
Consumer Finance - 0.3%
American Auto Auction Group LLC, Second Lien Term Loan	USA	3M SOFR + 8.75%	0.10%	12/30/28	483	434,700
Containers & Packaging - 1.0%
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan	USA	1M SOFR + 4.18%	6.73%	06/30/29	480	453,943
Proampac PG Borrower LLC, First Lien Tranche B Term Loan	USA	3M US L + 3.75%	7.96%	11/03/25	993	934,687
Total Containers & Packaging						1,388,630
Diversified Consumer Services - 1.5%
AI Aqua Merger Sub, Inc., First Lien Delay Draw Term Loan	USA	1M SOFR + 4.00%	4.50%	07/31/28	93	86,372
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan	USA	1M SOFR + 4.00%	4.50%	07/31/28	407	380,036
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan	USA	1M SOFR + 5.25%	7.81%	04/04/29	500	456,875
Obol France 3 SAS, First Lien Tranche B Term Loan	FRA	3M EUR L + 4.75%	4.75%	12/09/25	€ 250	219,775
PetVet Care Centers LLC , Second Lien Term Loan	USA	1M US L + 6.25%	8.77%	01/30/26	500	479,165
Springer Nature Deutschland GmbH, First Lien Tranche B Term Loan	DEU	6M EUR L + 2.75%	3.25%	08/14/26	€ 250	225,614
Verisure Holding AB, First Lien Tranche B Term Loan	SWE	6M EUR L + 3.25%	3.25%	03/27/28	€ 250	221,246
Total Diversified Consumer Services						2,069,083
Diversified Financial Services - 0.4%
Apex Group Treasury Ltd., First Lien Tranche B Term Loan	BMU	3M EUR L + 4.00%	4.00%	07/27/28	€ 250	233,864
Nexus Buyer LLC, Second Lien Term Loan	USA	1M US L + 6.25%	8.82%	11/01/29	376	356,260
Total Diversified Financial Services						590,124
Diversified Telecommunication Services - 0.4%
Altice France SA, First Lien Tranche B Term Loan	FRA	3M EUR L + 3.00%	3.00%	01/06/26	€ 238	209,499
Intelsat Jackson Holdings SA, First Lien Tranche EXIT Term Loan	LUX	6M SOFR + 4.25%	7.44%	12/08/28	450	423,481
Total Diversified Telecommunication Services						632,980
Electronic Equipment, Instruments & Components - 0.6%
LTI Holdings, Inc., First Lien Tranche B Term Loan	USA	1M US L + 3.25%	5.77%	09/06/25	992	920,825
Energy Equipment & Services - 0.4%
Artera Services LLC, First Lien Term Loan	USA	3M US L + 3.50%	7.17%	03/06/25	744	610,004
Food & Staples Retailing - 0.2%
Bellis Acquisition Company PLC, First Lien Tranche B Term Loan	GBR	3M EUR L + 2.75%	2.75%	02/16/26	€ 250	208,588
Food Products - 0.7%
Shearer’s Foods LLC, First Lien Tranche B Term Loan	USA	1M US L + 3.50%	6.02%	09/23/27	992	924,654
Health Care Providers & Services - 1.1%
Baart Programs, Inc., First Lien Delay Draw Term Loan	USA	1M US L + 5.00%	7.49%	06/11/27	721	398,668
Baart Programs, Inc., Second Lien Delay Draw Term Loan	USA	1M US L + 8.50%	10.66%	06/11/28	1,246	431,521
Corgi BidCo, Inc., First Lien Term Loan	USA	3M SOFR + 5.00%	8.08%	09/20/29	362	339,075
HomeVi SASU, First Lien Tranche B Term Loan	FRA	3M EUR L + 4.00%	4.00%	10/31/26	€ 250	227,096
Nidda Healthcare Holding Gmb, First Lien Tranche F Term Loan	DEU	3M EUR L + 3.50%	3.50%	08/21/26	€ 250	219,931
Total Health Care Providers & Services						1,616,291
Health Care Technology - 1.5%
MedAssets Software Intermediate Holdings, Inc, Second Lien Term Loan	USA	1M US L + 6.75%	9.27%	12/17/29	2,082	1,798,327
Polaris Newco LL, First Lien Tranche B Term Loan	USA	3M US L + 4.00%	6.52%	06/02/28	210	194,030
Solera LL, First Lien Tranche B Term Loan	USA	3M EUR L + 4.00%	4.00%	06/02/28	€ 248	224,248
Total Health Care Technology						2,216,605
Hotels, Restaurants & Leisure - 2.0%
Alterra Mountain Co., First Lien Tranche B Term Loan	USA	1M US L + 3.50%	6.02%	08/17/28	935	908,500
Carnival Corp.	USA	1M US L + 7.50%	5.88%	06/30/25	750	690,000
Flutter Financing BV , First Lien Tranche B Term Loan	IRL	1M SOFR + 3.25%	6.59%	07/04/28	258	252,275
Flynn Restaurant Group LP, First Lien Tranche B Term Loan	USA	1M US L + 4.25%	6.77%	11/22/28	995	928,833
Hurtigruten Group AS, First Lien Tranche B Term Loan	NOR	6M EUR L + 4.00%	4.00%	02/07/25	€ 200	162,810
Total Hotels, Restaurants & Leisure						2,942,418
Independent Power and Renewable Electricity Producers - 0.6%
Parkway Generation LLC, First Lien Tranche C Term Loan	USA	1M US L + 4.75%	7.27%	11/06/28	96	93,958
Parkway Generation LLC, First Lien Tranche B Term Loan	USA	1M US L + 4.75%	7.27%	11/06/28	683	669,025
Total Independent Power and Renewable Electricity Producers						762,983
Insurance - 0.2%
Asurion, LLC, First Lien Tranche B10 Term Loan	USA	1M SOFR + 4.00%	6.40%	08/31/28	300	256,688
Leisure Products - 0.3%
Gibson Brands, Inc., First Lien Term Loan	USA	1M US L + 5.00%	7.39%	08/11/28	397	321,570
Peloton Interactive, Inc., First Lien Term Loan	USA	1M SOFR + 6.50%	7.29%	05/17/27	149	145,881
Total Leisure Products						467,451
Machinery - 0.4%
Delachaux Group SA, First Lien Tranche B Term Loan	FRA	3M EUR L + 3.75%	3.99%	04/16/26	€ 239	216,892
Restaurant Technologies, Inc., First Lien Tranche B Term Loan	USA	3M SOFR + 4.25%	6.30%	03/17/29	349	340,542
Total Machinery						557,434
Media - 0.7%
Directv Financing LLC, First Lien Term Loan	USA	1M US L + 5.00%	7.52%	08/02/27	933	871,016
Learfield Communications LLC, First Lien Term Loan	USA	1M US L + 3.25%	5.78%	12/01/23	234	194,025
Total Media						1,065,041
Metals & Mining - 0.9%
PMHC II, Inc., First Lien Term Loan	USA	3M SOFR + 4.25%	6.98%	03/30/29	476	386,305
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan	USA	6M US L + 4.00%	6.81%	03/16/27	918	854,979
Total Metals & Mining						1,241,284
Multiline Retail - 0.2%
Amer Sports Holding Oy, First Lien Tranche B Term Loan	FIN	6M EUR L + 4.50%	4.25%	03/30/26	€ 250	218,674
Personal Products - 0.2%
Olaplex, Inc., First Lien Tranche B Term Loan	USA	3M SOFR + 3.75%	4.80%	02/07/28	249	240,666
Pharmaceuticals - 0.2%
Antigua Bidco Ltd., First Lien Tranche B Term Loan	GBR	3M EUR L + 4.00%	4.00%	08/07/26	€ 250	229,961
Professional Services - 0.6%
DTI Holdco, Inc., First Lien Tranche B Term Loan	USA	3M SOFR + 4.75%	6.28%	04/23/29	500	476,028
Element Materials Technology Group US Holdings, Inc., First Lien Delay Draw Term Loan	USA	1M SOFR + 4.25%	4.25%	09/28/29	158	149,013
Element Materials Technology Group US Holdings, Inc., First Lien Delay Draw Term Loan	USA	1M SOFR + 4.25%	6.42%	04/12/29	342	322,862
Total Professional Services						947,903
Software - 3.2%
BYJU’s Alpha, Inc., First Lien Tranche B Term Loan	IND	3M US L + 6.00%	7.01%	11/05/26	448	328,136
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan	LUX	3M EUR L + 3.75%	3.75%	03/13/28	€ 250	225,615
Ivanti Software, Inc., First Lien Tranche B Term Loan	USA	1M US L + 4.25%	7.33%	12/01/27	998	781,895
McAfee Corp., First Lien Tranche B Term Loan	USA	1M EUR L + 4.00%	4.20%	02/02/29	€ 249	223,625
McAfee Corp., First Lien Tranche B Term Loan	USA	1M SOFR + 3.75%	6.87%	02/02/29	404	369,587
Mitchell International, Inc., First Lien Tranche B Term Loan	USA	3M US L + 3.75%	6.73%	10/02/28	708	643,491
Sitel Group SA, First Lien Tranche B Term Loan	USA	1M EUR L + 3.75%	3.87%	08/28/28	€ 270	254,756
Skopima Consilio Parent LLC, First Lien Term Loan	USA	1M US L + 4.00%	6.52%	05/31/28	929	864,255
TIBCO Software, Inc., First Lien Tranche B Term Loan	USA	1M SOFR + 4.50%	4.50%	03/19/29	329	296,041
UKG, Inc., Second Lien Term Loan	USA	3M US L + 5.25%	7.54%	05/03/27	500	475,418
Total Software						4,462,819
Specialty Retail - 0.2%
CD&R Firefly Bidco Ltd., First Lien Tranche B1 Term Loan	GBR	1M SONIA + 4.25%	5.80%	05/12/25	£250	246,802
Technology Hardware, Storage & Peripherals - 0.7%
Castle US Holding Corp., First Lien Tranche B Term Loan	USA	3M EUR L + 3.75%	3.75%	01/29/27	€ 247	207,843
Castle US Holding Corp., First Lien Tranche B Term Loan	USA	1M US L + 4.00%	6.52%	01/29/27	996	814,072
Total Technology Hardware, Storage & Peripherals						1,021,915
Total Senior Loans (Syndicated)						37,930,681
High Yield - 21.9%
Aerospace & Defense - 0.6%
Bombardier, Inc. (e)	CAN		7.13%	06/15/26	240	220,460
Spirit AeroSystems, Inc. (e)	USA		7.50%	04/15/25	275	259,494
TransDigm, Inc.	USA		5.50%	11/15/27	360	313,907
TransDigm, Inc. (e)	USA		6.25%	03/15/26	95	92,311
Total Aerospace & Defense						886,172
Airlines - 0.1%
Hawaiian Brand Intellectual Property Ltd. (e)	USA		5.75%	01/20/26	150	132,524
Auto Components - 0.1%
Dana Financing Luxembourg Sarl (t)	USA		3.00%	07/15/29	€ 100	71,094
Renk AG/Frankfurt am Main (t)	DEU		5.75%	07/15/25	€ 100	90,023
Total Auto Components						161,117
Beverages - 0.1%
Primo Water Holdings, Inc. (t)	CAN		3.88%	10/31/28	€ 100	79,572
Building Products - 0.0%
Standard Industries, Inc. (t)	USA		2.25%	11/21/26	€ 100	77,396
Capital Markets - 0.1%
Deutsche Bank AG	DEU		4.50%	04/01/25	102	94,959
Chemicals - 0.7%
Diamond BC BV (e)	USA		4.63%	10/01/29	245	170,961
EverArc Escrow Sarl (e)	USA		5.00%	10/30/29	225	182,092
Nufarm Australia Ltd. (e)	AUS		5.00%	01/27/30	445	370,970
Olympus Water US Holding Corp. (e)	USA		4.25%	10/01/28	280	215,686
Olympus Water US Holding Corp. (e)	USA		6.25%	10/01/29	60	41,218
Total Chemicals						980,927
Commercial Services & Supplies - 1.7%
Allied Universal Holdco LLC (e)	USA		4.63%	06/01/28	405	312,686
GFL Environmental, Inc. (e)	CAN		4.75%	06/15/29	265	223,644
Hurricane Finance PLC (t)	GBR		8.00%	10/15/25	£100	106,818
Iron Mountain, Inc. (e)	USA		5.00%	07/15/28	435	374,987
LABL, Inc. (e)	USA		5.88%	11/01/28	445	361,240
Prime Security Services Borrower LLC (e)	USA		6.25%	01/15/28	485	414,671
TMS International Corp. (e)	USA		6.25%	04/15/29	330	234,894
WASH Multifamily Acquisition, Inc. (e)	USA		5.75%	04/15/26	430	396,939
Total Commercial Services & Supplies						2,425,879
Communications Equipment - 0.3%
CommScope Technologies LLC (e)	USA		6.00%	06/15/25	260	231,382
CommScope, Inc. (e)	USA		4.75%	09/01/29	75	61,316
CommScope, Inc. (e)	USA		6.00%	03/01/26	95	87,619
Total Communications Equipment						380,317
Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corp. (e)	USA		5.25%	06/01/29	340	262,438
Pike Corp. (e) (h)	USA		5.50%	09/01/28	440	356,963
Total Construction & Engineering						619,401
Consumer Finance - 0.2%
FirstCash, Inc. (e)	USA		5.63%	01/01/30	220	188,444
Ford Motor Credit Co LLC	USA		3.37%	11/17/23	132	127,870
Total Consumer Finance						316,314
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC (e)	USA		5.25%	08/15/27	260	163,245
Graham Packaging Company, Inc. (e)	USA		7.13%	08/15/28	285	229,476
Intelligent Packaging Limited Finco, Inc. (e)	CAN		6.00%	09/15/28	435	347,039
Trivium Packaging Finance BV (t)	NLD		3.75%	08/15/26	€ 100	88,572
Total Containers & Packaging						828,332
Diversified Consumer Services - 0.1%
AA Bond Company Ltd. (t)	GBR		6.50%	01/31/26	£100	94,348
Verisure Midholding AB (t)	SWE		5.25%	02/15/29	€ 100	72,523
Total Diversified Consumer Services						166,871
Diversified Telecommunication Services - 1.5%
Altice Financing SA (t)	LUX		3.00%	01/15/28	€ 100	74,086
Altice France SA (t)	FRA		4.13%	01/15/29	€ 100	74,973
Cogent Communications Group, Inc. (e)	USA		7.00%	06/15/27	210	197,757
Consolidated Communications, Inc. (e)	USA		6.50%	10/01/28	380	285,000
eircom Finance DAC (t)	IRL		3.50%	05/15/26	€ 100	86,803
Frontier Communications Holdings LLC (e)	USA		5.00%	05/01/28	290	249,362
Frontier Communications Holdings LLC (e)	USA		6.75%	05/01/29	155	128,231
Frontier Communications Holdings LLC (e)	USA		8.75%	05/15/30	255	255,579
Iliad Holding SASU (t)	FRA		5.63%	10/15/28	€ 200	168,694
Level 3 Financing, Inc. (e)	USA		4.25%	07/01/28	330	258,152
Lorca Telecom Bondco SA (t)	ESP		4.00%	09/18/27	€ 100	85,549
Telecom Italia SpA/Milano (t)	ITA		4.00%	04/11/24	€ 100	94,962
Ziggo Bond Company BV (t)	NLD		3.38%	02/28/30	€ 100	68,274
Total Diversified Telecommunication Services						2,027,422
Electrical Equipment - 0.2%
APX Group, Inc. (e)	USA		6.75%	02/15/27	290	271,271
Electronic Equipment, Instruments & Components - 0.1%
Centurion Bidco SpA (t)	ITA		5.88%	09/30/26	€ 100	86,302
Energy Equipment & Services - 0.2%
Precision Drilling Corp. (e)	CAN		7.13%	01/15/26	245	230,148
Entertainment - 0.2%
Banijay Entertainment SASU (t)	FRA		3.50%	03/01/25	€ 100	91,150
Pinewood Finance Co Ltd. (t)	GBR		3.63%	11/15/27	£100	90,305
Total Entertainment						181,455
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Finance Trust, Inc. (e)	USA		4.50%	09/30/28	395	295,243
Food & Staples Retailing - 0.2%
Performance Food Group, Inc. (e)	USA		5.50%	10/15/27	335	305,252
Food Products - 0.3%
Post Holdings, Inc. (e)	USA		5.63%	01/15/28	430	393,265
Gas Utilities - 0.2%
CQP Holdco LP (e)	USA		5.50%	06/15/31	165	139,895
Suburban Propane Partners LP (e)	USA		5.00%	06/01/31	220	180,846
Total Gas Utilities						320,741
Health Care Equipment & Supplies - 0.2%
Mozart Debt Merger Sub, Inc. (e)	USA		5.25%	10/01/29	395	298,987
Health Care Providers & Services - 1.5%
Acadia Healthcare Company, Inc. (e)	USA		5.50%	07/01/28	215	196,467
Avantor Funding, Inc. (t)	USA		3.88%	07/15/28	€ 100	84,998
CAB Selas (t)	FRA		3.38%	02/01/28	€ 100	75,245
Chrome Bidco SASU (t)	FRA		3.50%	05/31/28	€ 100	78,085
CHS/Community Health Systems, Inc. (e)	USA		5.63%	03/15/27	335	258,359
MEDNAX, Inc. (e)	USA		5.38%	02/15/30	295	244,879
ModivCare Escrow Issuer, Inc. (e)	USA		5.00%	10/01/29	345	280,994
Nidda Healthcare Holding GmbH (t)	DEU		3.50%	09/30/24	€ 100	88,829
Radiology Partners, Inc. (e)	USA		9.25%	02/01/28	800	523,140
Tenet Healthcare Corp. (e)	USA		6.13%	10/01/28	285	250,146
Total Health Care Providers & Services						2,081,142
Health Care Technology - 0.1%
MPH Acquisition Holdings LLC (e)	USA		5.50%	09/01/28	160	132,301
Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc. (e)	USA		5.13%	04/15/29	220	183,615
Carnival Corp. (e)	USA		5.75%	03/01/27	490	344,360
Carnival Corp. (e)	USA		10.50%	06/01/30	80	64,139
Cirsa Finance International Sarl (t)	ESP		4.50%	03/15/27	€ 100	78,654
Everi Holdings, Inc. (e)	USA		5.00%	07/15/29	345	283,526
Fertitta Entertainment LLC (e)	USA		6.75%	01/15/30	160	121,901
Gamma Bidco SpA (t)	ITA		5.13%	07/15/25	€ 100	88,463
Hilton Grand Vacations Borrower Escrow LLC (e)	USA		5.00%	06/01/29	215	173,844
Legends Hospitality Holding Company LLC (e)	USA		5.00%	02/01/26	440	379,060
SeaWorld Parks & Entertainment, Inc. (e)	USA		5.25%	08/15/29	265	220,665
TUI Cruises GmbH (t)	DEU		6.50%	05/15/26	€ 100	74,484
Total Hotels, Restaurants & Leisure						2,012,711
Household Durables - 0.3%
Shea Homes LP (e)	USA		4.75%	02/15/28	345	281,532
Weekley Homes LLC (e)	USA		4.88%	09/15/28	185	149,772
Total Household Durables						431,304
Household Products - 0.0%
Energizer Gamma Acquisition BV (t)	USA		3.50%	06/30/29	€ 100	70,490
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (e)	USA		5.13%	03/15/28	350	301,330
Insurance - 0.2%
AssuredPartners, Inc. (e)	USA		5.63%	01/15/29	250	194,622
HUB International Ltd. (e)	USA		7.00%	05/01/26	190	180,500
Total Insurance						375,122
IT Services - 0.6%
Ahead DB Holdings LLC (e)	USA		6.63%	05/01/28	340	290,475
Sabre GLBL, Inc. (e)	USA		7.38%	09/01/25	150	134,547
VM Consolidated, Inc. (e)	USA		5.50%	04/15/29	440	379,143
Total IT Services						804,165
Leisure Products - 0.1%
Vista Outdoor, Inc. (e)	USA		4.50%	03/15/29	65	46,015
Machinery - 0.3%
Redwood Star Merger Sub, Inc. (e)	USA		8.75%	04/01/30	500	389,770
Media - 1.6%
Cablevision Lightpath LLC (e)	USA		5.63%	09/15/28	415	332,521
CCO Holdings LLC (e)	USA		6.38%	09/01/29	140	128,792
CSC Holdings LLC (e)	USA		4.13%	12/01/30	435	325,715
Directv Financing LLC (e)	USA		5.88%	08/15/27	435	376,003
DISH DBS Corp. (e)	USA		5.25%	12/01/26	195	160,119
DISH DBS Corp. (e)	USA		5.75%	12/01/28	25	18,940
Gray Television, Inc. (e)	USA		4.75%	10/15/30	160	120,147
iHeartCommunications, Inc.	USA		6.38%	05/01/26	95	88,314
iHeartCommunications, Inc. (e)	USA		5.25%	08/15/27	360	308,259
Scripps Escrow II, Inc. (e)	USA		5.38%	01/15/31	130	98,638
Univision Communications, Inc. (e)	USA		6.63%	06/01/27	145	137,162
Virgin Media Vendor Financing Notes III DAC (t)	GBR		4.88%	07/15/28	£100	83,691
Total Media						2,178,301
Metals & Mining - 0.7%
Arconic Corp. (e)	USA		6.13%	02/15/28	425	376,365
Constellium SE (e)	USA		5.63%	06/15/28	260	213,720
Mineral Resources Ltd. (e)	AUS		8.13%	05/01/27	60	58,227
Mineral Resources Ltd. (e)	AUS		8.50%	05/01/30	300	290,577
Total Metals & Mining						938,889
Oil, Gas & Consumable Fuels - 0.7%
CITGO Petroleum Corp. (e)	USA		7.00%	06/15/25	360	344,570
CVR Energy, Inc. (e)	USA		5.25%	02/15/25	305	275,105
Hess Midstream Operations LP (e)	USA		5.13%	06/15/28	235	206,083
Hess Midstream Operations LP (e)	USA		5.63%	02/15/26	140	133,084
Total Oil, Gas & Consumable Fuels						958,842
Paper & Forest Products - 0.3%
Mercer International, Inc.	DEU		5.50%	01/15/26	440	407,592
Personal Products - 0.6%
BellRing Brands, Inc. (e)	USA		7.00%	03/15/30	365	334,650
Coty, Inc. (e)	USA		5.00%	04/15/26	215	196,007
Edgewell Personal Care Co. (e)	USA		5.50%	06/01/28	355	317,894
Total Personal Products						848,551
Pharmaceuticals - 0.3%
Bausch Health Companies, Inc. (e)	USA		4.88%	06/01/28	240	155,131
Bausch Health Companies, Inc. (e)	USA		6.13%	02/01/27	190	132,012
Cheplapharm Arzneimittel GmbH (t)	DEU		4.38%	01/15/28	€ 100	80,846
Gruenenthal GmbH (t)	DEU		4.13%	05/15/28	€ 100	81,744
Total Pharmaceuticals						449,733
Professional Services - 0.1%
Summer BC Holdco B SARL (t)	LUX		5.75%	10/31/26	€ 100	83,804
Real Estate Management & Development - 2.0%
Cushman & Wakefield US Borrower LLC (e)	USA		6.75%	05/15/28	53	49,278
Hunt Companies, Inc. (e)	USA		5.25%	04/15/29	360	276,106
OWS Cre Funding I LLC (e) (v)	USA	1M US L + 4.90%	8.03%	09/15/23	2,500	2,498,309
Samhallsbyggnadsbolaget i Norden AB (t) (v)	SWE	Fixed until 01/30/27 then 5 Year Swap Rate EUR L + 3.22%	2.88%	Perpetual	€ 100	41,338
Total Real Estate Management & Development						2,865,031
Road & Rail - 0.1%
The Hertz Corp. (e)	USA		4.63%	12/01/26	200	162,696
Software - 0.9%
Acuris Finance US, Inc. (e)	USA		5.00%	05/01/28	395	331,466
Brunello Bidco SpA (t)	ITA		3.50%	02/15/28	€ 100	81,318
Castor SpA (g) (v)	ITA	3M US L + 5.25%	6.25%	02/15/29	€200	179,525
Cedacri Mergeco SPA (t) (v)	ITA	3M EUR L + 4.63%	4.95%	05/15/28	€ 100	91,402
Condor Merger Sub, Inc. (e)	USA		7.38%	02/15/30	100	81,947
NCR Corp. (e)	USA		5.13%	04/15/29	15	11,280
NCR Corp. (e)	USA		6.13%	09/01/29	405	349,394
Total Software						1,126,332
Specialty Retail - 0.4%
Academy Ltd. (e)	USA		6.00%	11/15/27	420	381,759
Carvana Co. (e)	USA		5.63%	10/01/25	100	70,500
eG Global Finance PLC (t)	GBR		6.25%	10/30/25	€ 100	85,369
Total Specialty Retail						537,628
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp. (e)	USA		5.50%	08/15/28	180	143,999
Textiles, Apparel & Luxury Goods - 0.2%
Afflelou SAS (t)	FRA		4.25%	05/19/26	€ 100	86,244
Crocs, Inc. (e)	USA		4.25%	03/15/29	220	175,337
Total Textiles, Apparel & Luxury Goods						261,581
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc. (e)	USA		5.75%	11/15/31	120	88,223
Nationstar Mortgage Holdings, Inc. (e)	USA		6.00%	01/15/27	140	119,679
Total Thrifts & Mortgage Finance						207,902
Trading Companies & Distributors - 0.5%
Fortress Transportation and Infrastructure Investors LLC (e)	USA		5.50%	05/01/28	350	280,495
Fortress Transportation and Infrastructure Investors LLC (e)	USA		6.50%	10/01/25	16	15,055
Loxam SAS (t)	FRA		3.75%	07/15/26	€ 100	83,270
Unifrax Escrow Issuer Corp. (e)	USA		5.25%	09/30/28	450	346,610
Total Trading Companies & Distributors						725,430
Wireless Telecommunication Services - 0.2%
Matterhorn Telecom SA (t)	LUX		4.00%	11/15/27	€ 100	86,146
Sprint Communications Inc	USA		7.88%	09/15/23	132	133,567
Vodafone Group PLC (t) (v)	GBR	5 Year Swap Rate EUR L + 3.23%	3.00%	08/27/80	€ 100	72,854
Total Wireless Telecommunication Services						292,567
Total High Yield						30,393,095
Emerging Markets - 5.5%
Airlines - 0.5%
Azul Investments LLP (t)	BRA		7.25%	06/15/26	1,130	698,414
Chemicals - 0.5%
Braskem Idesa SAPI (t)	MEX		6.99%	02/20/32	1,000	670,000
Construction Materials - 0.1%
Cemex SAB de CV (t) (v)	MEX	Fixed until 09/08/26 then 5 Year Treasury Note Rate + 4.53%	5.13%	Perpetual	200	160,500
Diversified Telecommunication Services - 0.6%
Telecom Argentina SA (t)	ARG		8.00%	07/18/26	1,060	926,224
Electric Utilities - 0.1%
Pampa Energia SA (t)	ARG		9.13%	04/15/29	150	126,203
Hotels, Restaurants & Leisure - 0.0%
Grupo Posadas SAB de CV (h) (t)	MEX		4.00%	12/30/27	20	14,400
Independent Power and Renewable Electricity Producers - 0.6%
Genneia SA (t)	ARG		8.75%	09/02/27	1,000	924,982
Genneia SA (e)	ARG		8.75%	09/02/27	40	36,999
Total Independent Power and Renewable Electricity Producers						961,981
Metals & Mining - 0.9%
Vedanta Resources Finance II PLC (t)	IND		13.88%	01/21/24	1,600	1,339,584
Oil, Gas & Consumable Fuels - 0.9%
CITGO Holding, Inc. (t)	USA		9.25%	08/01/24	690	685,605
Kosmos Energy Ltd. (t)	USA		7.13%	04/04/26	200	164,367
YPF SA (s) (t)	ARG		1.50%	09/30/33	55	29,085
YPF SA (s) (t)	ARG		2.50%	06/30/29	758	450,873
Total Oil, Gas & Consumable Fuels						1,329,930
Other - 0.1%
Crystal Idea Group Ltd. (t)	CHN		2.25%	10/31/22	HK$1,100	134,879
Real Estate Management & Development - 1.2%
CIFI Holdings Group Company Ltd. (t)	CHN		6.00%	07/16/25	400	88,903
CIFI Holdings Group Company Ltd. (t)	CHN		6.45%	11/07/24	200	45,196
CIFI Holdings Group Company Ltd. (t) (v)	CHN	Fixed until 08/24/22 then 5 Year Treasury Note Rate + 8.57%	5.38%	Perpetual	450	81,225
Country Garden Holdings Company Ltd. (t)	CHN		4.80%	08/06/30	200	56,500
Country Garden Holdings Company Ltd. (t)	CHN		7.25%	04/08/26	600	223,500
RKPF Overseas Ltd. (t)	CHN		5.90%	03/05/25	500	212,875
RKPF Overseas Ltd. (t)	CHN		6.00%	09/04/25	500	207,637
Shimao Group Holdings Ltd.	CHN		3.45%	01/11/31	400	47,632
Shimao Group Holdings Ltd.	CHN		4.60%	07/13/30	200	24,435
Shimao Group Holdings Ltd. (t)	CHN		5.20%	01/16/27	1,210	156,090
Shimao Group Holdings Ltd. (t)	CHN		5.60%	07/15/26	400	50,628
Shimao Group Holdings Ltd. (t)	CHN		6.13%	02/21/24	370	46,376
Shui On Development Holding Ltd. (t)	CHN		5.50%	06/29/26	200	124,917
Sino-Ocean Land Treasure IV Ltd. (t)	CHN		3.25%	05/05/26	200	61,313
Sino-Ocean Land Treasure IV Ltd. (t)	CHN		4.75%	08/05/29	410	107,830
Sino-Ocean Land Treasure IV Ltd. (t)	CHN		4.75%	01/14/30	400	116,858
Total Real Estate Management & Development						1,651,915
Total Emerging Markets						8,014,030
Convertible Bonds - 0.0%
Airlines - 0.0%
JetBlue Airways Corp.	USA		0.50%	04/01/26	7	5,005
Biotechnology - 0.0%
Ionis Pharmaceuticals, Inc.	USA		0.13%	12/15/24	17	15,459
Electronic Equipment, Instruments & Components - 0.0%
Vishay Intertechnology, Inc.	USA		2.25%	06/15/25	20	18,638
Entertainment - 0.0%
Sea Ltd.	SNG		0.25%	09/15/26	28	19,530
Spotify USA, Inc.	USA		0.00%	03/15/26	33	26,070
Total Entertainment						45,600
Health Care Equipment & Supplies - 0.0%
NuVasive, Inc.	USA		0.38%	03/15/25	17	14,865
Hotels, Restaurants & Leisure - 0.0%
Accor SA (t)	FRA		0.70%	12/07/27	€ 17	6,236
Airbnb, Inc.	USA		0.00%	03/15/26	12	9,996
Shake Shack, Inc.	USA		0.00%	03/01/28	18	12,116
Total Hotels, Restaurants & Leisure						28,348
Interactive Media & Services - 0.0%
Snap, Inc. (e)	USA		0.13%	03/01/28	34	22,950
Internet & Direct Marketing Retail - 0.0%
Etsy, Inc.	USA		0.25%	06/15/28	17	13,235
IT Services - 0.0%
Cloudflare, Inc.	USA		0.00%	08/15/26	13	10,166
DigitalOcean Holdings, Inc. (e)	USA		0.00%	12/01/26	23	16,790
Okta, Inc.	USA		0.38%	06/15/26	14	10,941
Perficient, Inc. (e)	USA		0.13%	11/15/26	12	8,940
Shift4 Payments, Inc.	USA		0.50%	08/01/27	15	11,522
Shopify, Inc.	CAN		0.13%	11/01/25	14	11,515
Wix.com Ltd.	USA		0.00%	08/15/25	19	15,989
Worldline SA/France (t)	FRA		0.00%	07/30/25	€ 18	18,241
Total IT Services						104,104
Life Sciences Tools & Services - 0.0%
Illumina, Inc.	USA		0.00%	08/15/23	27	25,921
Media - 0.0%
Liberty Broadband Corp. (e)	USA		2.75%	09/30/50	27	25,953
Personal Products - 0.0%
The Beauty Health Co. (e)	USA		1.25%	10/01/26	23	18,630
Professional Services - 0.0%
Ceridian HCM Holding, Inc.	USA		0.25%	03/15/26	14	11,361
Software - 0.0%
Alarm.com Holdings, Inc.	USA		0.00%	01/15/26	15	12,337
Bentley Systems, Inc.	USA		0.38%	07/01/27	28	21,238
Blackline, Inc.	USA		0.00%	03/15/26	17	13,838
Coupa Software, Inc.	USA		0.38%	06/15/26	19	14,696
DocuSign, Inc.	USA		0.00%	01/15/24	27	25,326
Dropbox, Inc.	USA		0.00%	03/01/26	17	14,867
Envestnet, Inc.	USA		0.75%	08/15/25	35	29,444
Nutanix, Inc. (e)	USA		0.25%	10/01/27	24	18,168
Splunk, Inc.	USA		1.13%	06/15/27	29	22,962
Unity Software, Inc. (e)	USA		0.00%	11/15/26	22	16,033
Total Software						188,909
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp.	USA		1.50%	02/01/24	44	41,888
Total Convertible Bonds						580,866
Investment Grade - 3.2%
Aerospace & Defense - 0.2%
The Boeing Co.	USA		4.88%	05/01/25	245	239,296
Airlines - 0.2%
Delta Air Lines, Inc. (e)	USA		4.50%	10/20/25	220	213,676
Automobiles - 0.2%
General Motors Financial Company, Inc.	USA		3.80%	04/07/25	150	143,010
Harley-Davidson Financial Services, Inc. (e)	USA		3.35%	06/08/25	150	140,713
Total Automobiles						283,723
Banks - 0.7%
Canadian Imperial Bank of Commerce	CAN		3.95%	08/04/25	300	289,926
Citigroup, Inc. (v)	USA	3M US L + 1.02%	4.11%	06/01/24	150	150,209
Credit Agricole SA (e)	FRA		3.25%	10/04/24	150	143,274
Federation des Caisses Desjardins du Quebec (e)	CAN		4.40%	08/23/25	207	200,323
Sumitomo Mitsui Trust Bank Ltd. (e)	JAP		4.80%	09/15/25	204	201,140
Total Banks						984,872
Capital Markets - 0.2%
The Charles Schwab Corp. (v)	USA	SOFRINDX + 0.52%	2.80%	05/13/26	192	186,485
The Goldman Sachs Group, Inc. (v)	USA	3M US L + 1.20%	3.27%	09/29/25	150	142,963
Total Capital Markets						329,448
Chemicals - 0.1%
Celanese US Holdings LLC	USA		5.90%	07/05/24	150	148,038
Consumer Finance - 0.2%
Synchrony Bank	USA		5.40%	08/22/25	241	235,188
Entertainment - 0.1%
Warnermedia Holdings, Inc. (e)	USA		3.64%	03/15/25	150	142,189
Food Products - 0.1%
Mondelez International Holdings Netherlands BV (e)	USA		4.25%	09/15/25	209	204,700
Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc.	USA		3.55%	04/01/25	102	98,205
Media - 0.0%
Charter Communications Operating LLC	USA		4.91%	07/23/25	31	30,257
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP	USA		4.05%	03/15/25	171	164,125
Other - 0.7%
Federal National Mortgage Association, TBA	USA		4.00%	10/15/26	286	275,632
Federal National Mortgage Association, TBA	USA		4.50%	10/15/28	280	275,231
Federal National Mortgage Association, TBA	USA		5.50%	10/15/41	276	274,221
Westlake Automobile Receivables Trust (e)	USA		1.23%	12/15/26	164	152,001
Total Other						977,085
Road & Rail - 0.1%
Penske Truck Leasing Company LP (e)	USA		4.00%	07/15/25	150	143,107
Software - 0.1%
Oracle Corp.	USA		2.50%	04/01/25	220	205,193
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.	USA		2.25%	02/15/26	102	91,410
Total Investment Grade						4,490,512
Sovereign - 1.3%
Other - 1.3%
Japan Treasury Bills	JAP		0.00%	10/11/22 - 11/07/22	¥266,500	1,841,454
Total Sovereign						1,841,454
Total CORPORATE CREDIT
(Cost $98,763,880)						83,250,638
STRUCTURED CREDIT - 27.7% (b)
Collateralized Loan Obligations - 15.6%
Anchorage Capital CLO Ltd., Series 2016-8A, Class ER2 (e) (v)	CYM	3M US L + 7.35%	10.12%	10/27/34	1,500	1,309,669
Anchorage Capital CLO Ltd., Series 2020-16A, Class DR (e) (v)	CYM	3M US L + 3.72%	6.46%	01/19/35	1,500	1,358,563
Anchorage Capital CLO Ltd., Series 2020-16A, Class ER (e) (v)	CYM	3M US L + 7.35%	10.09%	01/19/35	1,000	876,811
Anchorage Credit Funding 7 Ltd., 2019-7A, Class SUB1 (e)	CYM		0.00%	04/25/37	1,000	573,509
Anchorage Credit Funding Ltd., Series 2019-7A, Class E (e)	CYM		6.85%	04/27/37	1,000	778,751
Columbia Cent CLO Ltd., Series 2018-28A, Class D (e) (v)	CYM	3M US L + 6.17%	9.03%	11/07/30	1,000	770,552
Dryden, Series 2017-27X, Class ER (t) (v)	IRL	3M EUR L + 5.86%	5.86%	04/15/33	€ 1,000	701,958
Dryden Senior Loan, Series 2022-113A, Class INC	JER		0.00%	10/20/35	1,000	730,742
Elevation CLO Ltd., Series 2021-12A, Class E (e) (v)	CYM	3M US L + 7.27%	9.98%	04/20/32	378	300,033
Elevation CLO Ltd., Series 2021-14A, Class E (e) (v)	CYM	3M US L + 7.20%	9.91%	10/20/34	2,000	1,552,388
Harvest CLO XXVI, Series 26A, Class E (e) (v)	IRL	3M EUR L + 6.12%	6.12%	01/15/34	€ 500	379,759
ICG US CLO Ltd., Series 2020-1A, Class DR (e) (v)	CYM	3M US L + 3.60%	6.31%	01/22/35	1,000	892,982
ICG US CLO Ltd., Series 2020-1A, Class ER (e) (v)	CYM	3M US L + 7.45%	10.16%	01/22/35	1,000	886,332
Marble Point CLO Ltd., Series 2021-4A, Class E (e) (v)	CYM	3M US L + 7.29%	10.05%	01/22/35	2,000	1,532,902
Monroe Capital MML CLO XIII Ltd., Series 2022-1A, Class E (e) (v)	USA	3M SOFR + 8.32%	11.13%	02/24/34	1,000	916,695
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class ER (e) (v)	IRL	3M EUR L + 6.37%	6.41%	01/21/35	€ 1,750	1,325,787
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class FR (e) (v)	IRL	3M EUR L + 8.87%	8.91%	01/21/35	€ 1,000	650,248
Palmer Square European CLO, Series 2022-1A, Class E (e) (v)	IRL	3M EUR L + 6.36%	6.40%	01/21/35	€ 1,200	931,025
Palmer Square European CLO, Series 2022-1A, Class F (e) (v)	IRL	3M EUR L + 8.85%	8.89%	01/21/35	€ 1,750	1,129,211
Penta CLO, Series 2021-10X, Class E (t) (v)	IRL	3M EUR L + 6.23%	6.62%	11/20/34	€ 500	376,966
SOUND POINT CLO Ltd., Series 2015-1RA, Class E (e) (v)	CYM	3M US L + 6.60%	9.11%	04/15/30	275	198,828
Toro European CLO, Series 3X, Class ERR (t) (v)	IRL	3M EUR L + 6.30%	6.30%	07/15/34	€ 1,500	1,157,605
Trimaran Cavu Ltd., Series 2021-3A, Class E (e) (v)	CYM	3M US L + 7.37%	10.11%	01/18/35	1,200	1,012,603
Trinitas CLO XVIII Ltd., Series 2021-18A, Class D (e) (v)	CYM	3M US L + 3.60%	6.31%	01/22/35	2,000	1,797,444
Total Collateralized Loan Obligations						22,141,363
Commercial Mortgage-Backed Securities - 9.8%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XFG (e)	USA		1.25%	09/17/48	10,000	317,718
BBCMS Trust, Series 2018-BXH, Class F (e) (v)	USA	1M US L + 2.95%	5.77%	10/15/37	270	251,525
Benchmark Mortgage Trust, Series 2018-B6, Class E (e)	USA		3.26%	10/12/51	225	151,501
BWAY Mortgage Trust, Series 2022-26BW, Class E (e)	USA		5.03%	02/12/44	677	495,169
BX Commercial Mortgage Trust, Series 2019-IMC, Class G (e) (v)	USA	1M US L + 3.60%	6.42%	04/17/34	1,000	919,000
BX Trust, Series 2021-SDMF, Class J (e) (v)	USA	1M US L + 4.03%	6.85%	09/15/34	470	441,921
CD Mortgage Trust, Series 2017-CD4, Class D (e)	USA		3.30%	05/12/50	305	231,521
CD Mortgage Trust, Series 2017-CD5, Class D (e)	USA		3.35%	08/15/50	489	374,500
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class E (e)	USA		6.66%	02/17/33	225	221,908
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G (e) (v)	USA	1M US L + 2.99%	5.81%	11/15/36	1,537	1,449,937
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class F (e) (v)	USA	1M US L + 3.70%	6.52%	10/15/36	741	730,619
COMM Mortgage Trust- Series 2016-DC2, Class XF (e)	USA		2.07%	02/12/49	13,350	737,042
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D (e)	USA		4.20%	09/16/50	190	141,072
DBGS Mortgage Trust, Series 2021-W52, Class F (e) (v)	USA	1M US L + 4.15%	6.97%	10/17/39	1,000	957,756
Great Wolf Trust, Series 2019-WOLF, Class F (e) (v)	USA	1M US L + 3.13%	5.95%	12/15/36	1,298	1,245,882
Hilton USA Trust, Series 2016-SFP, Class F (e)	USA		6.16%	11/05/35	1,000	961,384
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F (e) (v)	USA	1M US L + 4.27%	7.08%	11/15/38	1,084	1,001,652
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F (e) (v)	USA	1M SOFR + 5.29%	8.13%	03/15/39	571	537,676
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class F (e) (v)	USA	1M SOFR + 5.94%	8.79%	03/15/35	658	652,189
SREIT Trust, Series 2021-MFP2, Class J (e) (v)	USA	1M US L + 3.92%	6.73%	11/17/36	1,000	937,685
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class D (e) (v)	USA	1M SOFR + 4.77%	7.62%	05/15/37	307	298,329
VMC Finance, Series 2021-HT1, Class B (e) (v)	USA	1M US L + 4.50%	7.49%	01/18/37	643	614,153
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D (e)	USA		2.60%	11/17/50	316	221,851
Total Commercial Mortgage-Backed Securities						13,891,990
Residential Mortgage-Backed Securities - 2.3%
Deephaven Residential Mortgage Trust, Series 2022-2, Class B1 (e)	USA		4.34%	03/25/67	229	179,581
GCAT Trust, Series 2022-NQM1, Class B1 (e)	USA		3.98%	02/25/67	476	339,748
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class M1 (e)	USA		4.46%	05/25/67	332	281,617
MFA Trust, Series 2022-NQM1, Class B1 (e)	USA		4.31%	12/25/66	251	197,419
Progress Residential Trust, Series 2022-SFR3, Class E2 (e)	USA		5.60%	04/19/39	212	192,704
PRPM LLC, Series 2021-10, Class A2 (e) (s)	USA		4.83%	12/31/49	1,000	888,362
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M (e)	USA		4.50%	11/25/61	226	179,772
STAR Trust, Series 2022-SFR3, Class F (e) (v)	USA	1M SOFR + 4.50%	7.52%	05/19/39	170	167,893
Western Mortgage Reference Notes, Series 2021-CL2, Class M4 (e) (v)	USA	30-Day Average SOFR + 5.35%	7.63%	07/25/59	897	891,733
Total Residential Mortgage-Backed Securities						3,318,829
Total STRUCTURED CREDIT
(Cost $45,505,191)						39,352,182
PRIVATE CREDIT (f) - 23.7%
Senior Loans (b) - 22.2%
Biotechnology - 1.8%
ADC Therapeutics, Initial Term Loan - Tranche A (h)	USA		7.50%	08/15/29	1,136	1,079,220
ADC Therapeutics, Initial Term Loan - Tranche B (h)	USA		7.50%	08/15/29	520	(6,298)
Mesoblast, Inc., First Lien Delay Delivery Tranche B Term Loan (h)	USA		9.75%	11/19/26	1,592	1,420,641
Mesoblast, Inc., First Lien Tranche B Term Loan (h)	USA		9.75%	11/19/26	262	–
Mesoblast, Inc., First Lien Tranche C Term Loan (h)	USA		9.75%	11/19/26	525	–
Total Biotechnology						2,493,563
Commercial Services & Supplies - 1.6%
Kings Buyer LLC, First Lien Revolver Facility (v)	USA	1M US L + 6.50%	6.50%	10/29/27	310	48,544
Kings Buyer LLC, First Lien Term Loan (v)	USA	1M US L + 6.50%	7.50%	10/29/27	2,270	2,224,416
Total Commercial Services & Supplies						2,272,960
Containers & Packaging - 1.2%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan (v)	USA	1M US L + 6.00%	6.00%	12/29/27	1,720	1,680,062
ASP-r-pac Acquisition Company LLC, First Lien Tranche B Term Loan (l) (v)	USA	3M US L + 6.00%	6.00%	12/29/27	206	(4,732)
Total Containers & Packaging						1,675,330
Distributors - 1.4%
RelaDyne, First Lien Term Loan (v)	USA	SOFR + 7.75%	7.75%	12/23/29	1,996	1,926,140
Health Care Equipment & Supplies - 2.1%
Touchstone Acquisition, Inc., First Lien Term Loan (v)	USA	1M US L + 6.00%	7.67%	12/29/28	3,006	2,946,336
Health Care Providers & Services - 1.7%
LSL Holdco LLC, First Lien Term Loan (v)	USA	1M US L + 6.00%	6.00%	01/31/28	2,398	2,331,772
LSL Holdco LLC, First Lien Revolver Facility (v)	USA	1M US L + 6.00%	6.00%	01/31/28	266	205,804
Total Health Care Providers & Services						2,537,576
Health Care Technology - 3.5%
Establishment Labs Holdings, Inc., First Lien Term Loan (h)	USA		9.00%	04/21/27	1,135	1,114,429
Establishment Labs Holdings, Inc., First Lien Delay Draw Term Loan (h)	USA		9.00%	04/21/27	184	–
Establishment Labs Holdings, Inc., First Lien Delay Draw Term Loan (h)	USA		9.00%	04/21/27	184	–
Establishment Labs Holdings, Inc., First Lien Delay Draw Term Loan (h)	USA		9.00%	04/21/27	184	–
Impel Neuropharma, Inc., First Lien Revenue Interest Financing Term Loan (l)	USA		9.75%	02/15/31	1,001	1,001,000
Impel Neuropharma, Inc., First Lien Term Loan (v)	USA	1M SOFR + 8.75%	9.75%	03/17/27	1,001	982,982
Innocoll Pharmaceuticals Ltd., First Lien Term Loan	USA		11.00%	01/26/27	1,510	1,419,856
Innocoll Pharmaceuticals Ltd., First Lien Delay Draw Term Loan	USA		11.00%	01/26/27	465	–
Innocoll Pharmaceuticals Ltd., First Lien Delay Draw Term Loan	USA		11.00%	01/26/27	465	–
Innocoll Pharmaceuticals Ltd., First Lien Delay Draw Term Loan	USA		11.00%	01/26/27	465	464,765
Total Health Care Technology						4,983,032
Hotels, Restaurants & Leisure - 3.9%
Grove Hotel Parcel Owner LLC, First Lien Delay Draw Term Loan (v)	USA	3M SOFR + 8.00%	0.00%	06/21/28	351	(6,138)
Grove Hotel Parcel Owner LLC, First Lien Revolver Facility (v)	USA	3M SOFR + 8.00%	0.00%	06/21/28	175	(3,069)
Grove Hotel Parcel Owner LLC, First Lien Term Loan (v)	USA	3M SOFR + 8.00%	0.00%	06/21/28	1,754	1,723,078
PFNY Holdings LLC, First Lien Delay Draw Term Loan (v)	USA	3M US L + 7.00%	0.00%	12/31/26	347	305,100
PFNY Holdings LLC, First Lien Revolver Facility (v)	USA	3M US L + 7.00%	0.00%	12/31/26	173	(1,734)
PFNY Holdings LLC, First Lien Term Loan (v)	USA	1M US L + 0.07%	7.00%	12/31/26	3,622	3,585,964
Total Hotels, Restaurants & Leisure						5,603,201
Machinery - 1.3%
ProFrac Holdings II LLC, First Lien Delay Draw Term Loan	USA		11.13%	03/04/25	198	193,743
ProFrac Holdings II LLC, First Lien Term Loan (v)	USA	1M SOFR + 0.09%	10.01%	03/04/27	1,718	1,683,875
Total Machinery						1,877,618
Pharmaceuticals - 0.9%
Bioxcel Therapeutics, Inc.,. Lien Tranche A Delay Draw Term Loan	USA		0.00%	09/30/32	376	375,585
Bioxcel Therapeutics, Inc., Lien Tranche B Delay Draw Term Loan (h)	USA		0.00%	09/30/32	563	–
Bioxcel Therapeutics, Inc., Lien Tranche C Delay Draw Term Loan (h)	USA		0.00%	09/30/32	563	–
Bioxcel Therapeutics, Inc., First Lien Revolver Facility Tranche B	USA		10.25%	04/19/27	438	–
Bioxcel Therapeutics, Inc., First Lien Revolver Facility Tranche B	USA		10.25%	04/19/27	376	–
Bioxcel Therapeutics, Inc., First Lien Delay Draw Term Loan (h)	USA		10.25%	04/19/27	876	842,012
Total Pharmaceuticals						1,217,597
Software - 2.8%
iCIMS Inc., First Lien Revolver Facility (v)	USA	3M SOFR + 6.75%	0.50%	08/18/28	158	(2,757)
iCIMS Inc., First Lien Term Loan (v)	USA	3M SOFR + 6.75%	2.28%	08/18/28	1,654	1,625,351
iCIMS Inc., First Lien Delay Draw Term Loan (h) (v)	USA	3M SOFR + 6.75%	0.00%	08/18/28	439	–
OEConnection LLC, Second Lien Tranche B Term Loan (v)	USA	1M US L + 7.00%	7.00%	09/25/27	2,499	2,405,287
Total Software						4,027,881
Total Senior Loans						31,561,234
					Shares	Value (a)
Preferred Stock - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc., Series A (Acquired 02/15/22, Cost $1,992,289) (r)	USA		10.75%		2,033	$1,808,252
Total Preferred Stock						1,808,252
Common Stock - 0.1%
Distributors - 0.1%
RelaDyne, (Acquired 12/23/21, Cost $187,703) (n) (r)	USA				2,000	179,200
Total Common Stock						179,200
Warrants - 0.1%
Biotechnology - 0.0%
ADC Therapeutics, Exercise Price: $8.30, Expiration: 08/15/2022 (Acquired 01/01/2029, Cost $30,028) (r)	USA			08/15/32	4,988	12,520
Mesoblast, Inc., Exercise Price: $7.26, Expiration: 11/19/28 (Acquired 12/20/21, Cost $106,354) (r)	USA			11/19/26	46,433	37,619
Total Biotechnology						50,139
Health Care Technology - 0.1%
Innocoll Pharmaceuticals Ltd., Exercise Price: $7.26, Expiration: 11/19/28 (Acquired 12/20/21, Cost $106,354) (r)	USA			01/26/29	12,630	84,368
Pharmaceuticals - 0.0%
Bioxcel Therapeutics, Inc., Exercise Price: $20.04, Expiration: 04/19/29 (Acquired 04/28/22, Cost $0) (r)	USA			04/19/29	3,487	16,145
Total Warrants						150,652
Total PRIVATE CREDIT
(Cost $34,114,804)						33,699,338
MONEY MARKET FUND - 3.4%
First American Government Obligations Fund, Class X (y)	USA		2.87%	12/01/31	4,904,453	4,904,453
TOTAL MONEY MARKET FUND
(Cost $4,904,453)						4,904,453
Total Investments - 113.3% (c)
(Cost $183,288,328)						161,206,611
Liabilities in Excess of Other Assets - (13.3)%						(18,981,493)
TOTAL NET ASSETS - 100.0%						$142,225,118

The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
(a) Principal amount denominated in USD unless noted otherwise. Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b) These investments may be subject to legal restrictions on sales, which as of September 30, 2022, represented 76.5% of the Fund’s net assets
(c) These securities are pledged as collateral for credit facility.
(d) As of September 30, 2022, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s)
ADC Therapeutics	Initial Term Loan - Tranche B	$520	$-	$520
ASP-r-pac Acquisition Company LLC	First Lien Tranche B Term Loan	206	-	206
Baart Programs, Inc.	Second Lien Delay Draw Term Loan	1,246	475	771
Baart Programs, Inc.	First Lien Delay Draw Term Loan	720	423	297
Bioxcel Therapeutics, Inc.	First Lien Revolver Facility Tranche B	438	-	438
Bioxcel Therapeutics, Inc.	Lien Tranche B Delay Draw Term Loan	563	-	563
Bioxcel Therapeutics, Inc.	First Lien Revolver Facility Tranche B	376	-	376
Bioxcel Therapeutics, Inc.	Lien Tranche C Delay Draw Term Loan	563	-	563
Establishment Labs Holdings, Inc.	First Lien Delay Draw Term Loan	184	-	184
Establishment Labs Holdings, Inc.	First Lien Delay Draw Term Loan	184	-	184
Establishment Labs Holdings, Inc.	First Lien Delay Draw Term Loan	184	-	184
Grove Hotel Parcel Owner LLC	First Lien Delay Draw Term Loan	351	-	351
Grove Hotel Parcel Owner LLC	First Lien Revolver Facility	175	-	175
Innocoll Pharmaceuticals Ltd.	First Lien Delay Draw Term Loan	465	-	465
Innocoll Pharmaceuticals Ltd.	First Lien Delay Draw Term Loan	465	-	465
Kings Buyer LLC	First Lien Revolver Facility	310	55	255
LSL Holdco LLC	First Lien Revolver Facility	266	213	53
Mesoblast, Inc.	First Lien Tranche B Term Loan	262	-	262
Mesoblast, Inc.	First Lien Tranche C Term Loan	525	-	525
PFNY Holdings LLC	First Lien Delay Draw Term Loan	347	309	38
PFNY Holdings LLC	First Lien Revolver Facility	173	-	173
iCIMS Inc.	First Lien Revolver Facility	158	-	158
iCIMS Inc.	First Lien Delay Draw Term Loan	439	-	439
		$9,120	$1,475	$7,645

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the total value of all such securities was $63,939,140 or 45.0% of net assets.

(f) Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2022, the total value of all such securities was $34,984,088 or 24.6% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(g) This asset is held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(h) Paid in kind security which may pay interest in additional par.
(l) Loan or bond was on non-accrual status as of September 30, 2022.
(n) Non-income producing security.
(r) Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2022, the total value of all such securities was $2,138,104 or 1.5% of net assets.

(s) Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2022.
(t) Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of September 30, 2022, the total value of all such securities was $13,364,688 or 9.4% of net assets.

(v) Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) The rate quoted is the annualized seven-day yield as of September 30, 2022.

Abbreviations:
€	Euro
£	Pound Sterling
HK$	Hong Kong Dollars
1M EUR L	1 Month EURIBOR
3M EUR L	3 Month EURIBOR
6M EUR L	6 Month EURIBOR
1M US L	1 Month US LIBOR
3M US L	3 Month US LIBOR
6M US L	6 Month US LIBOR
1M SOFR	1 Month SOFR
3M SOFR	3 Month SOFR
6M SOFR	6 Month SOFR
SOFRINDX	SOFR Index
1M SONIA	1 Month SONIA
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
SONIA	Secured Overnight Index Averages

Countries:
ARG	Argentina
AUS	Australia
BMU	Bermuda
BRA	Brazil
CAN	Canada
CYM	Cayman Islands
CHN	China
FIN	Finland
FRA	France
DEU	Germany
IND	India
IRL	Ireland
ITA	Italy
JER	Jersey
JAP	Japan
LUX	Luxembourg
MEX	Mexico
NLD	Netherlands
NOR	Norway
ESP	Spain
SNG	Singapore
SWE	Sweden
GBR	United Kingdom
USA	United States of America

Forward Currency Contracts:

All forward currency contracts were entered into with State Street Bank & Trust Company as the counterparty. As of September 30, 2021, the following forward currency contracts were outstanding:

Settlement Date	Currency to be Delivered		U.S. $ Value at September 30, 2022	Currency to be Received		U.S. $ Value at September 30, 2022	Unrealized Appreciation (Depreciation)
October 11, 2022	212,091	USD	212,091	28,904,624	JPY	199,919	$(12,172)
October 11, 2022	211,365,485	JPY	1,461,910	1,588,177	USD	1,588,177	126,267
October 20, 2022	311,682	USD	311,682	2,441,625	HKD	311,206	(476)
October 20, 2022	968,455	USD	968,455	986,306	EUR	967,993	(462)
October 20, 2022	75,000	GBP	83,779	86,460	USD	84,854	1,075
October 20, 2022	293,715	GBP	328,094	347,517	USD	347,517	19,423
October 20, 2022	3,422,894	HKD	436,277	436,959	USD	436,959	682
October 20, 2022	3,465,062	EUR	3,400,728	3,523,839	USD	3,523,839	123,111
October 24, 2022	174,879	USD	174,879	23,804,879	JPY	164,855	(10,024)
October 24, 2022	62,110,913	JPY	430,133	442,259	USD	442,259	12,126
November 7, 2022	45,814,673	JPY	317,755	344,787	USD	344,787	27,032
April 19, 2023	14,887,397	EUR	14,807,013	16,317,474	USD	16,317,474	1,510,461
							$1,797,043

Financial Futures Contracts:

As of September 30, 2022, the following futures contracts were outstanding:

Description	Number of Contracts Sold	Expiration Date	Notional Amount	Unrealized Appreciation
5 Year U.S. Treasury Note	(10)	December 2022	$(1,075,078)	$34,583
2 Year U.S. Treasury Note	(4)	December 2022	(821,563)	12,670
			$(1,896,641)	$47,253

Options Purchased:
Exchange Traded

As of September 30, 2021, the following purchased option was outstanding:

Description	Call/Put	Expiration Date	Strike	Contracts	Notional Amount (000’s)	Value
S&P 500 E-Mini 3400	Put	10/7/2022	$3,400	150	15	$1,163
Total Options Purchased (cost $529)

Credit Default Swap Contracts — Sell Protection(1):

As of September 30, 2021, the following credit default swap contracts were outstanding:

		Receive	Expiration	Notional	Premiums		Unrealized
Reference Entity	Counterparty	Fixed Rate	Date	Amount(2)	Paid	Value(3)	Appreciation
MARKIT CDX.NA.HY.30	Morgan Stanley	5.00%	6/20/2023	893,540	15,816	12,148	3,668

(1) The The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Oaktree Diversified Income Fund Inc.
Notes to Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

1. Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as
“below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

2. Significant Accounting Policies

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$-	$36,645,931	$1,284,750	$37,930,681
High Yield	-	30,393,095	-	30,393,095
Emerging Markets	-	8,014,030	-	8,014,030
Convertible Bonds	-	580,866	-	580,866
Investment Grade	-	4,490,512	-	4,490,512
Sovereign	-	1,841,454	-	1,841,454
Structured Credit
Collateralized Loan Obligations	-	22,141,363	-	22,141,363
Commercial Mortgage-Backed Securities	-	13,891,990	-	13,891,990
Residential Mortgage-Backed Securities	-	3,318,829	-	3,318,829
Private Credit
Senior Loans	-	-	31,561,234	31,561,234
Preferred Stock	-	-	1,808,252	1,808,252
Common Stock	-	-	179,200	179,200
Warrants	-	-	150,652	150,652
Money Market Fund	4,904,453	-	-	4,904,453
Total Investments	$4,904,453	$121,318,070	$34,984,088	$161,206,611

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$1,797,043	$-	$1,797,043
Futures contracts		47,253		47,253
Options contracts		1,163		1,163
Swap contracts		3,668		3,668
Total	$-	$1,897,127	$-	$1,897,127

(1) Forward currency contracts, futures contracts, options contracts and swap contracts are reflected at the net unrealized appreciation (depreciation) on the instruments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of September 30, 2022.

Quantitative Information about Level 3 Fair Value Measurements

	Value as of September 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Corporate Credit
Senior Loans (Syndicated)	$1,284,750	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-13.0% (12.0%)	Decrease

Private Credit
Senior Loans	31,561,234	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.0%-15.0% (12.6%)	Decrease

Preferred Stock	1,808,252	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.0%-15.0% (14.0%)	Decrease

Common Stock	179,200	Market Approach	Comparable companies	Earnings Multiple	9x-11x (10x)	Increase

Warrants	150,652	Other	Black Scholes	Volatility	50%-80% (66.0%)	Increase

Total	$34,984,088

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans (Syndicated)	Senior Loans	Preferred Stock	Common Stocks	Warrants	Total
Balance as of December 31, 2021	$1,327,206	$11,238,378	$-	$200,000	$-	$12,765,584
Accrued discounts (premiums)	1,990	67,260	-	-	-	69,250
Realized gain (loss)	459	41,214	-	-	-	41,673
Change in unrealized appreciation (depreciation)	3,728	(220,670)	(184,037)	(8,503)	(15,537)	(425,019)
Purchases at cost	-	21,699,098	1,992,289	(12,297)	166,189	23,845,279
Sales proceeds	(48,633)	(1,264,046)	-	-	-	(1,312,679)
Balance as of September 30, 2022	$1,284,750	$31,561,234	$1,808,252	$179,200	$150,652	$34,984,088
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$3,728	$(220,670)	$(184,037)	$(8,503)	$(15,537)	$(425,019)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3. Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2023. The Fund pays interest in the amount of the London Interbank Offered Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one
(1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.20% on the Credit Facility that is unused. As of September 30, 2022, the Fund incurred debt issuance costs of $293,629.  These costs were recorded as a deferred charge and are being amortized over the two year term of the Credit Facility.

As of September 30, 2022, the Fund had outstanding borrowings of $20,000,000. For the six months ended September 30, 2022, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$267,742
Unused commitment fees	$94,889
Amortization of debt issuance costs	$114,001
Total interest expense and credit facility fees	$476,632
Average stated interest rate	2.78%
Average outstanding balance	18,263,158

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility.  As of September 30, 2022, the Fund was in compliance with the terms of the Credit Facility.